PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5:-              PROPERTY AND EQUIPMENT, NET

a.              Composition:

	December 31,
	2014	2015
Cost:

Land and buildings	$7,025	$6,574
Machinery and equipment	2,822	2,566
Motor vehicles	1,611	1,734
Promotional displays	452	419
Office furniture and equipment	3,620	3,455
Leasehold improvements	575	521

	16,105	15,269
Accumulated depreciation:

Buildings	3,440	3,490
Machinery and equipment	2,221	2,045
Motor vehicles	864	852
Promotional displays	349	355
Office furniture and equipment	2,803	2,791
Leasehold improvements	317	321

	9,994	9,854

Property and equipment, net	$6,111	$5,415

b.	Depreciation expenses amounted to $ 1,212, $ 1,184 and $ 983 for the years ended December 31, 2013, 2014 and 2015, respectively.
c.	For charges, see Note 11g.